Consolidated Statements of Cash Flows - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net loss		$ (34,860,910)	$ (1,921,805)	$ (4,890,555)	$ (8,972,735)
Gain from discontinued operations					(3,206,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value variation		31,633,746		(2,024,465)	82,844
Loss on acquisition			20,164	20,210
Gain on disposal of subsidiary		(19,824)
Depreciation and amortization		3,346	15,444	81,456	190,548
Noncash lease expense		22,266	83,300	117,593	481,752
Stock compensation expenses				641,879
Stock option expense					(62,308)
Allowance for credit loss				2,098	3,450,141
Loss from investment					1,092,169
Property and equipment asset impairment					203,973
Goodwill impairment				1,859,184
Inventory write-down				902,776	815,498
Interest income, net					7,583
Forgiveness of loan payable and other payables				(404,669)	(1,847)
Accrued interest				22,400
Common Stock compensation		1,163,976	523,680
Bad debt losses		1,891
Change in operating assets and liabilities:
Accounts receivable		(1,334,580)	(71,034)	(40,758)	499,582
Inventories		11,893,318	(8,147,696)	(8,248,213)	(3,775,210)
Prepaid expenses and other current assets		3,212,101	206,027	(4,501,022)	23,041
Other receivables - related party		(83,079)		(92,457)
Other assets		(24,456,951)			7,060
Accounts payable		1,447,730	(783,038)	(451,403)	426,302
Other payables-related party		1,757,193		203,975	7,500
Deferred income					(379,795)
Accrued Interest		25,929
Lease liability – operating lease		27,196	(86,388)	(126,146)	(277,467)
Accrued expenses and other current liabilities		(562,381)	(132,988)	(665,876)	(583,233)
Net cash used in operating activities		(10,129,033)	(10,294,334)	(17,593,993)	(9,970,680)
Discontinued Operations*:
Losses caused by the termination of business	[1]				(433,566)
Interest income	[1]				25,495
Depreciation from discontinued operations	[1]				3,728
Changes in operating assets and liabilities	[1]				277,241
Net cash used in discontinued business operations	[1]				(127,102)
Investing activities:
Purchase of equipment					(319,843)
Proceeds from disposal of equipment			10,736	10,736
Cash received from the acquisition of subsidiaries			2,031	11,629
Acquisition of subsidiary					(200)
Cash decrease from disposal of subsidiary		(160)
Net cash provided by/(used in) investing activities		(160)	12,767	22,365	(320,043)
Financing activities:
Repayment of loans			(1,486,995)	(95,671)	(4,753)
Proceed of loans					1,919,961
Repayment of finance lease					(26,048)
Proceeds from issuance of convertible note		1,600,000		10,144,186	1,620,000
Proceeds from private placement			2,000,000	3,505,984	4,499,999
Proceeds from issuance of Common Stock, exercise of stock options		8,453,075	9,561,299
Proceeds from issuance of convertible notes-related party				3,693,041	300,000
Proceeds from issuance of common stock, ATM offering					1,277,113
Net cash provided by financing activities		10,053,075	10,074,304	17,247,540	9,586,272
Effect of foreign exchange on cash		(44,144)	(254,555)	(2,847)	312,906
Net change in cash		(120,262)	(461,818)	(326,935)	(518,647)
Cash, beginning of period		137,287	464,222	464,222	982,869
Cash, end of period		17,025	2,404	137,287	464,222
Supplemental disclosure of cash flow information:
Cash paid for interest					1,961
Cash paid for taxes
Share issuance for Bitcoin				$ 37,025,000

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.